Annual Fund Operating Expenses - First Trust TCW ESG Premier Equity ETF - First Trust TCW ESG Premier Equity ETF	May 14, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.